Licenses	12 Months Ended
Dec. 31, 2015
Licenses [Abstract]
Intangible Assets Disclosure [Text Block]
10.	Licenses

	December 31, 2015
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,261	$3,261	$-
Combined inactivated hepatitis A&B	470	470	-
H5N1 licenses (note 24(c))	1,419	1,419	-
Total	$5,150	$5,150	$-

	December 31, 2014
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,405	$3,405	$-
Combined inactivated hepatitis A&B	490	490	-
H5N1 licenses (note 24(c))	1,482	1,130	352
Total	$5,377	$5,025	$352

On August 15, 2011, the Company entered into a non-exclusive main license agreement together with three sublicense agreements with Medimmune, LLC (“Medimmune”) to use patented reverse genetics technology pertaining to virus strain production for vaccines, including the H5N1 influenza virus strain. The Company amortized the patent fee on a straight-line method basis over the estimated useful life of 20 years. On August 15, 2012, the Company entered into amendment agreements with Medimmune which amended the term of the license agreements. As for the main license agreement, the estimated useful life of the patent was revised to end on December 29, 2015. Accordingly, the estimated useful life of the patent was revised to end on December 29, 2015 (note 24(c)) which is the termination date of the main license agreement, hence the H5N1 licenses fee was fully amortized as of December 31, 2015.

Amortization expense for the licenses was $352 for the year ended December 31, 2015 (2014 - $371, 2013 - $435).